Fair Value Measurements	12 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
We have established and documented the Company's process for determining the fair values of the Company's assets and liabilities, where applicable. Fair value is based on quoted market prices, when available, for identical or similar assets or liabilities. In the absence of quoted market prices, fair value is determined using valuation models or third-party appraisals. The following is a description of the valuation methodologies used to measure and report the fair value of financial assets and liabilities on a recurring or nonrecurring basis.
Measured on a Recurring Basis
Available-for-sale investment securities and derivative contracts
Securities available for sale are recorded at fair value on a recurring basis. The fair value of debt securities are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under GAAP are considered a Level 2 input method. Securities that are traded on active exchanges, including the Company's equity securities, are measured using the closing price in an active market and are considered a Level 1 input method.
The Company offers interest rate swaps to its variable rate borrowers who want to manage their interest rate risk. At the same time, the Company enters into the opposite trade with a counter party to offset its interest rate risk. The Company has also entered into a commercial loan hedge as well as long-term borrowing hedges using interest rate swaps. The fair value of these interest rate swaps are estimated by a third party pricing service using a discounted cash flow technique. These are considered a Level 2 input method.

The following table presents the balance and level in the fair value hierarchy for assets and liabilities that are measured at fair value on a recurring basis.

	September 30, 2017
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$522	$—	$—	$522
U.S. government and agency securities	—	211,077	—	211,077
Municipal bonds	—	26,624	—	26,624
Corporate debt securities	—	185,298	—	185,298
Mortgage-backed securities
Agency pass-through certificates	—	834,297	—	834,297
Commercial MBS	—	8,391	—	8,391
Total Available-for-sale securities	522	1,265,687	—	1,266,209
Interest rate contracts	—	1,139	—	1,139
Total Financial Assets	$522	$1,266,826	$—	$1,267,348

Financial Liabilities
Interest rate contracts	$—	$1,139	$—	$1,139
Commercial loan hedges	—	174	—	174
Long term borrowing hedges	—	1,693	—	1,693
Total Financial Liabilities	$—	$3,006	$—	$3,006

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2017.

	September 30, 2016
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$101,824	$—	$—	$101,824
U.S. government and agency securities	—	259,351	—	259,351
Municipal bonds	—	27,670	—	27,670
Corporate debt securities	—	461,138	—	461,138
Mortgage-backed securities
Agency pass-through certificates	—	993,041	—	993,041
Commercial MBS	—	79,870	—	79,870
Total Available-for-sale securities	101,824	1,821,070	—	1,922,894
Interest rate contracts	—	20,895	—	20,895
Total Financial Assets	$101,824	$1,841,965	$—	$1,943,789

Financial Liabilities
Interest rate contracts	$—	$20,895	$—	$20,895
Commercial loan hedges	—	3,312	—	3,312
Long term borrowing hedges	—	31,347	—	31,347
Total Financial Liabilities	$—	$55,554	$—	$55,554
There were no transfers between, into and/or out of Level 1, 2 or 3 during the year ended September 30, 2016.
Measured on a Nonrecurring Basis
Impaired Loans & Real Estate Owned

Real estate owned ("REO") consists principally of properties acquired through foreclosure. From time to time, and on a nonrecurring basis, adjustments using fair value measurements are recorded to reflect increases or decreases based on the current appraisal or estimated value of the collateral, but only up to the fair value of the real estate owned as of the initial transfer date less selling costs.

When management determines that the fair value of the collateral or the real estate owned requires additional adjustments, either as a result of an updated appraised value or when there is no observable market price, the Company classifies the impaired loan or real estate owned as Level 3. Level 3 assets recorded at fair value on a nonrecurring basis represent impaired loans for which a specific reserve is recorded or a partial charge-off was recorded based on the fair value of collateral, as well as real estate owned where the fair value of the property was less than the cost basis.

The following table presents the recorded balance of assets that were measured at estimated fair value on a nonrecurring basis for the periods presented, and the total gains (losses) resulting from those fair value adjustments for the periods presented. These estimated fair values are shown gross of estimated selling costs:

	September 30, 2017				Three Months Ended September 30, 2017	Twelve Months Ended September 30, 2017
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$9,088	$9,088	$(250)	$(1,916)
Real estate owned (2)	—	—	12,662	12,662	(376)	(1,463)
Balance at end of period	$—	$—	$21,750	$21,750	$(626)	$(3,379)
 ___________________

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.

	September 30, 2016				Three Months Ended September 30, 2016	Twelve Months Ended September 30, 2016
	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
	(In thousands)
Impaired loans (1)	$—	$—	$17,476	$17,476	$(474)	$(4,236)
Real estate owned (2)	—	—	25,190	25,190	(1,003)	(3,947)
Balance at end of period	$—	$—	$42,666	$42,666	$(1,477)	$(8,183)
 ___________________

(1)	The gains (losses) represent remeasurements of collateral-dependent impaired loans.

(2)	The gains (losses) represent aggregate writedowns and charge-offs on real estate owned.
The following describes the process used to value Level 3 assets measured on a nonrecurring basis:
Impaired loans - The Company adjusts the carrying amount of impaired loans when there is evidence of probable loss and the expected fair value of the loan is less than its contractual amount. The amount of the impairment may be determined based on the estimated present value of future cash flows or the fair value of the underlying collateral. Impaired loans with a specific reserve allowance based on cash flow analysis or the value of the underlying collateral are classified as Level 3 assets.
The evaluations for impairment are prepared by the Problem Loan Review Committee, which is chaired by the Chief Credit Officer and includes the Loan Review manager and Special Credits manager, as well as senior credit officers, division managers and group executives, as applicable. These evaluations are performed in conjunction with the quarterly allowance for loan loss process.
Applicable loans that were included in the previous quarter's review are reevaluated and if their values are materially different from the prior quarter evaluation, the underlying information (loan balance and collateral value) are compared. Material differences are evaluated for reasonableness and discussions are held between the relationship manager and their division manager to understand the difference and determine if any adjustment is necessary.
The inputs are developed and substantiated on a quarterly basis, based on current borrower developments, market conditions and collateral values. The following methods are used to value impaired loans:

•
The fair value of the collateral, which may take the form of real estate or personal property, is based on internal estimates, field observations, assessments provided by third-party appraisers and other valuation models. The Company performs or reaffirms valuations of collateral-dependent impaired loans at least annually. Adjustments are made if management believes that more recent information is available and relevant with respect to the fair value of the collateral.

•
The present value of the expected future cash flows of the loans is used for measurement of non collateral-dependent loans to test for impairment. The Company estimates the future cash flows and then discounts those using the contractual interest rate.

Real estate owned - When a loan is reclassified from loan status to real estate owned due to the Company taking possession of the collateral, a Special Credits officer, along with the Special Credits manager, obtains a valuation, which may include appraisals or third-party price options, which is used to establish the fair value of the underlying collateral. The determined fair value, less selling costs, becomes the carrying value of the REO asset.

Fair Values of Financial Instruments

U. S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2017		September 30, 2016
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$313,070	$313,070	$450,368	$450,368
Available-for-sale securities:
Equity securities	1	522	522	101,824	101,824
U.S. government and agency securities	2	211,077	211,077	259,351	259,351
Municipal bonds	2	26,624	26,624	27,670	27,670
Corporate debt securities	2	185,298	185,298	461,138	461,138
Mortgage-backed securities
Agency pass-through certificates	2	834,297	834,297	993,041	993,041
Commercial MBS	2	8,391	8,391	79,870	79,870
Total available-for-sale securities		1,266,209	1,266,209	1,922,894	1,922,894
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,646,856	1,635,913	1,417,599	1,441,556
Total held-to-maturity securities		1,646,856	1,635,913	1,417,599	1,441,556

Loans receivable	3	10,882,622	11,247,586	9,910,920	10,414,794
FDIC indemnification asset	3	8,968	8,564	12,769	12,095
FHLB and FRB stock	2	122,990	122,990	117,205	117,205
Other assets - interest rate contracts	2	1,139	1,139	20,895	20,895

Financial liabilities
Customer accounts	2	10,835,008	10,411,686	10,600,852	10,184,321
FHLB advances and other borrowings	2	2,225,000	2,266,791	2,080,000	2,184,671
Other liabilities - interest rate contracts	2	1,139	1,139	20,895	20,895
Other liabilities - commercial loan hedges	2	174	174	3,312	3,312
Other liabilities - long term borrowing hedges	2	1,693	1,693	31,347	31,347

The following methods and assumptions were used to estimate the fair value of financial instruments:
Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.
Available-for-sale securities and held-to-maturity securities – Securities at fair value are primarily priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and are considered a Level 2 input method. Equity securities which are exchange traded are considered a Level 1 input method.
Loans receivable – For certain homogeneous categories of loans, such as fixed- and variable-rate residential mortgages, fair value is estimated for securities backed by similar loans, adjusted for differences in loan characteristics, using the same methodology described above for AFS and HTM securities. The fair value of other loan types is estimated by discounting the future cash flows and estimated prepayments using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining term. Some loan types were valued at carrying value because of their floating rate or expected maturity characteristics. Net deferred loan fees are not included in the fair value calculation but are included in the carrying amount.
FDIC indemnification asset – The fair value of the indemnification asset is estimated by discounting the expected future cash flows using the current rates.
FHLB and FRB stock – The fair value is based upon the par value of the stock which equates to its carrying value.
Customer accounts – The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.
FHLB advances – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.
Interest Rate Contracts – The Bank offers interest rate swaps to its variable rate borrowers who want to manage their interest rate risk. At the same time, the bank enters into the opposite trade with a counterparty to offset its interest rate risk. The fair value of these interest rate swaps are estimated by a third-party pricing service using a discounted cash flow technique.
Commercial Loan Hedges – The fair value of the interest rate swaps are estimated by a third-party pricing service using a discounted cash flow technique.
Long Term Borrowing Hedges – The fair value of the interest rate swaps are estimated by a third-party pricing service using a discounted cash flow technique.